LONG-TERM DEBT - Disclosure of Detailed Information About Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Borrowings [abstract]
Beginning balance	$ 41,436	$ 105
Fair value on inception	71,626	41,232
Loan advance		20,750
Additions and adjustments	334	799
Amortization of finance costs	353	0
Principal repayment	(14,980)	(20,870)
Disposals		(897)
Fair value adjustments		55
Finance charge	17,107	262
Ending balance	115,876	41,436
Current portion of long-term debt	21,288	58
Long-term debt	94,588	41,378
Orion Convertible Credit
Borrowings [abstract]
Beginning balance	32,956	0
Fair value on inception	0	32,745
Loan advance		0
Additions and adjustments	0	0
Amortization of finance costs	308	0
Principal repayment	0	0
Disposals		0
Fair value adjustments		0
Finance charge	6,477	211
Ending balance	39,741	32,956
Current portion of long-term debt	0
Long-term debt	39,741
Sprott Convertible Credit
Borrowings [abstract]
Beginning balance	7,685	0
Fair value on inception	0	7,634
Loan advance		0
Additions and adjustments	0	0
Amortization of finance costs	0
Principal repayment	0	0
Disposals		0
Fair value adjustments		0
Finance charge	1,218	51
Ending balance	8,903	7,685
Current portion of long-term debt	0
Long-term debt	8,903
Stream Agreement
Borrowings [abstract]
Beginning balance	0	0
Fair value on inception	0	853
Loan advance		0
Additions and adjustments	0	0
Amortization of finance costs	0
Principal repayment	0	(11)
Disposals		(897)
Fair value adjustments		55
Finance charge	0	0
Ending balance	0	0
Current portion of long-term debt	0
Long-term debt	0
Gold Prepay Agreement
Borrowings [abstract]
Beginning balance	0	0
Fair value on inception	41,737	0
Loan advance		0
Additions and adjustments	0	0
Amortization of finance costs	45
Principal repayment	(14,498)	0
Disposals		0
Fair value adjustments		0
Finance charge	6,720	0
Ending balance	34,004	0
Current portion of long-term debt	9,610
Long-term debt	24,394
Silver Purchase Agreement
Borrowings [abstract]
Beginning balance	0	0
Fair value on inception	29,889	0
Loan advance		0
Additions and adjustments	0	0
Amortization of finance costs	0
Principal repayment	(134)	0
Disposals		0
Fair value adjustments		0
Finance charge	2,692	0
Ending balance	32,447	0
Current portion of long-term debt	11,208
Long-term debt	21,239
Other Borrowings
Borrowings [abstract]
Beginning balance	795	105
Fair value on inception	0	0
Loan advance		20,750
Additions and adjustments	334	799
Amortization of finance costs	0
Principal repayment	(348)	(20,859)
Disposals		0
Fair value adjustments		0
Finance charge	0	0
Ending balance	781	$ 795
Current portion of long-term debt	470
Long-term debt	$ 311